SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund

June 30, 2021 (Unaudited)
Shares		Value
Common Stocks — 98.09%
Communication Services — 1.64%
10,457	Nexstar Media Group, Inc., Class A	$1,546,381

Consumer Discretionary — 12.47%
11,689	Columbia Sportswear Co.	1,149,730
34,040	Core-Mark Holding Co., Inc.	1,532,140
11,102	Dorman Products, Inc.*	1,150,944
17,119	Gentherm, Inc.*	1,216,305
32,135	G-III Apparel Group Ltd.*	1,055,956
11,336	Installed Building Products, Inc.	1,387,073
7,618	LCI Industries	1,001,158
11,050	Ollie’s Bargain Outlet Holdings, Inc.*	929,637
36,168	PubMatic, Inc., Class A*	1,413,084
9,980	Texas Roadhouse, Inc.	960,076
		11,796,103
Consumer Staples — 1.28%
6,215	Casey’s General Stores, Inc.	1,209,688

Financials — 6.90%
11,572	Eagle Bancorp, Inc.	648,958
13,426	FirstCash, Inc.	1,026,283
7,717	Kinsale Capital Group, Inc.	1,271,530
23,235	PRA Group, Inc.*	893,851
14,015	Raymond James Financial, Inc.	1,820,549
8,309	RLI Corp.	869,038
		6,530,209
Health Care — 22.75%
5,570	Bio-Techne Corp.	2,507,948
6,405	Charles River Laboratories International, Inc.*	2,369,338
11,877	Haemonetics Corp.*	791,483
15,374	HealthEquity, Inc.*	1,237,300
12,080	Henry Schein, Inc.*	896,215
40,581	Inovalon Holdings, Inc., Class A*	1,383,001
13,340	Integer Holdings Corp.*	1,256,628
20,055	Integra LifeSciences Holdings Corp.*	1,368,553
29,608	Merit Medical Systems, Inc.*	1,914,453
18,667	NuVasive, Inc.*	1,265,249
27,127	PetIQ, Inc.*	1,047,102
21,732	Prestige Consumer Healthcare, Inc.*	1,132,237
12,368	STERIS Plc	2,551,518
5,206	Waters Corp.*	1,799,246
		21,520,271
Industrials — 17.45%
28,114	Ameresco, Inc., Class A*	1,763,310

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
13,803	Applied Industrial Technologies, Inc.	$1,256,901
4,300	CACI International, Inc., Class A*	1,097,016
10,919	ESCO Technologies, Inc.	1,024,312
12,179	Helios Technologies, Inc.	950,571
17,263	IAA, Inc.*	941,524
12,892	ICF International, Inc.	1,132,691
7,057	Landstar System, Inc.	1,115,147
19,064	Mercury Systems, Inc.*	1,263,562
7,581	MSC Industrial Direct Co., Inc., Class A	680,243
4,151	Teledyne Technologies, Inc.*	1,738,563
26,285	TriMas Corp.*	797,224
12,869	Westinghouse Air Brake Technologies Corp.	1,059,119
13,689	Woodward, Inc.	1,682,104
		16,502,287
Information Technology — 28.52%
16,087	Altair Engineering, Inc., Class A*	1,109,520
11,663	Badger Meter, Inc.	1,144,374
12,619	Bottomline Technologies (DE), Inc.*	467,913
17,991	Brooks Automation, Inc.	1,714,183
26,866	Cohu, Inc.*	988,400
8,269	CyberArk Software Ltd.*	1,077,203
20,169	Diodes, Inc.*	1,608,881
16,261	Envestnet, Inc.*	1,233,559
13,234	ePlus, Inc.*	1,147,255
42,584	Evo Payments, Inc., Class A*	1,181,280
14,615	ExlService Holdings, Inc.*	1,552,990
4,235	F5 Networks, Inc.*	790,505
6,496	Globant SA*	1,423,793
7,452	Jack Henry & Associates, Inc.	1,218,477
4,538	Littelfuse, Inc.	1,156,237
9,683	Manhattan Associates, Inc.*	1,402,486
19,327	Mimecast Ltd.*	1,025,297
11,686	Novanta, Inc.*	1,574,805
12,050	Plexus Corp.*	1,101,491
13,492	SPS Commerce, Inc.*	1,347,176
3,020	Tyler Technologies, Inc.*	1,366,157
6,913	WEX, Inc.*	1,340,431
		26,972,413
Materials — 5.08%
8,605	AptarGroup, Inc.	1,211,928
8,848	Balchem Corp.	1,161,388
18,503	HB Fuller Co.	1,176,976
8,332	Reliance Steel & Aluminum Co.	1,257,299
		4,807,591

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC SMID Cap Growth Fund (cont.)

June 30, 2021 (Unaudited)
Shares		Value
Real Estate — 2.00%
5,449	CoreSite Realty Corp., REIT	$733,435
11,094	Lamar Advertising Co., REIT, Class A	1,158,436
		1,891,871

Total Common Stocks		92,776,814
(Cost $60,401,382)
Investment Company — 2.01%
1,898,528	U.S. Government Money Market Fund, RBC Institutional Class 1(a)	1,898,528

Total Investment Company		1,898,528
(Cost $1,898,528)

Total Investments		$94,675,342
(Cost $62,299,910) — 100.10%
Liabilities in excess of other assets — (0.10)%		(94,495)
NET ASSETS — 100.00%		$94,580,847

*	Non-income producing security.
(a)	Affiliated investment.

Abbreviations used are defined below:
REIT - Real Estate Investment Trust
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